Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated March 5, 2018 to the

Prospectus for Individual Investors and Prospectus for Institutional Investors, each dated February 28, 2018, as supplemented (the “Prospectuses”) and Statement of Additional Information, dated February 28, 2018, as supplemented (the “SAI”)

Disclosure Related to the International Small Companies Portfolio (Institutional and Investor Classes) (the “Portfolio”)

Effective April 2, 2018, Jafar Rizvi and Anix Vyas will serve as co-lead portfolio managers of the Portfolio. Accordingly, the paragraph that appears after the caption “Portfolio Managers” for the Portfolio in each Prospectus is replaced with the following:

Jafar Rizvi and Anix Vyas serve as the portfolio managers of the International Small Companies Portfolio. Mr. Rizvi has held his position since June 2011 and Mr. Vyas has held his position since April 2018. Messrs. Rizvi and Vyas are co-lead portfolio managers.

In addition, effective April 2, 2018, corresponding changes are made to the “Portfolio Management” section in each Prospectus and the following disclosure is added:

Anix Vyas, CFA has been a portfolio manager since 2018 and an analyst since 2013. As an analyst, he focuses on industrials and materials companies. Mr. Vyas graduated from Fordham University in 2002 and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2010. He joined Harding Loevner in 2013. Mr. Vyas serves as a co-lead portfolio manager for the International Small Companies Portfolio.

In addition, effective April 2, 2018, corresponding changes are made to the table disclosing the other accounts managed by the Fund’s portfolio managers in the SAI and the following information is added:

Portfolio Manager	RICs		Other Pooled Accounts		Other A/Cs
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Anix Vyas*	1	$222,655,540	0	$0	2	$100,189,638

* Information provided as of December 31, 2017.

In addition, effective April 2, 2018, corresponding changes are made to the table disclosing the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers in the SAI and the following information is added:

Portfolio Manager	Dollar Range of Equity Securities In the Fund
Anix Vyas*

Global Equity Portfolio: None

International Equity Portfolio: None

International Small Companies Portfolio: $10,001-$50,000

Institutional Emerging Markets Portfolio: None

Emerging Markets Portfolio: None

Frontier Emerging Markets Portfolio: $10,001-$50,000

Global Equity Research Portfolio: $1-$10,000

International Equity Research Portfolio: None

Emerging Markets Research Portfolio: None

* Information provided as of December 31, 2017.

Investors Should Retain this Supplement for Future Reference.